NOTES PAYABLE - BANKS (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Jul. 31, 2020	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 EUR (€)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Debt Instrument [Line Items]
Credit facility term		5 years
United States [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount					$ 7,500
Europe [Member]
Debt Instrument [Line Items]
Weighted average interest rate			4.70%	4.70%	4.70%		2.80%	2.80%	4.80%
Sweden [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount				kr 4,000	$ 398
Credit facility, interest rate			2.80%
Credit facility, collateral			The line of credit is secured by accounts receivable of the Swedish subsidiary.
Credit facility, amount outstanding				kr 2,098	209		kr 1,196	$ 115
Primary Bank [Member] | United States [Member]
Debt Instrument [Line Items]
Credit facility term	3 years
Line of credit, maximum borrowing amount	$ 7,500
Credit facility, limitation	(i) 85% of eligible non-investment grade receivables and 90% of eligible investment grade receivables, plus (ii) 80% of direct labor payroll for the previous two pay periods plus 20%.
Credit facility, ratio	The company is required to maintain a fixed charge ratio of 1.00.
Credit facility, interest rate description	SOFR plus 2.65%
Annual interest charge	$ 60
Commercial bank [Member] | Minimum [Member] | Revolving Short Term Loans [Member]
Debt Instrument [Line Items]
Credit facility term			3 months
Loan, face amount			€ 250		$ 274
Loan, interest rate			5.25%	5.25%	5.25%
Commercial bank [Member] | Maximum [Member] | Revolving Short Term Loans [Member]
Debt Instrument [Line Items]
Credit facility term			6 months
Line of credit, maximum borrowing amount					$ 1,648	€ 1,500
Loan, face amount			€ 1,415		$ 1,555
Loan, interest rate			5.90%	5.90%	5.90%
Commercial bank [Member] | Spain [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount					$ 1,099	€ 1,000
Credit facility, amount outstanding					$ 0